Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2016
The following change is effective immediately:
1. Please delete the second paragraph under “Fund Management,” and replace it with the following:
“Mark E. Durbiano, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013. Mr. Durbiano has been on the portfolio management team since inception managing the high-yield portion of the Fund's portfolio.”
2. Under the section “Fund Management,” add the following:
“Donald Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since April 2016.”
The following changes are effective May 26, 2016:
1. Under the section “What are the Fund's Main Investment Strategies?,” replace the first sentence of the first paragraph with the following:
“The Fund allocates the portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade (including, but not limited to, U.S. government, asset-backed, mortgage-backed, corporate, municipal and agency risk transfer notes), domestic noninvestment-grade, including, but not limited to, corporate debt issues (also known as junk bonds and leveraged loans), mortgage-backed securities (MBS), municipal securities and agency risk transfer notes (Risk Transfer Notes) and foreign investments (both investment-grade and noninvestment-grade, including, but not limited to, government and corporate investments traded in both emerging and developed markets, and trade finance).”

2. Under the section “What are the Fund's Main Investment Strategies?,” replace the fifth sentence of the first paragraph with the following:
“While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category up to 60% of its assets, except for the domestic investment-grade category, in which the Fund may invest up to 75% of its assets.”
3. Under the section “What are the Main Risks of Investing in the Fund?,” add:
“Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by government-sponsored enterprises (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
GSE Risk Transfer Notes Risk. The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Risk Transfer Notes are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers' payments under the Reference Obligations. Holders of the Risk Transfer Notes are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Risk Transfer Notes in accordance with their terms of issuance. The Risk Transfer Notes may be considered high risk and complex securities.
Risk of Investing in Inflation-Indexed Securities. As more fully described in this Prospectus, the value of inflation-indexed securities may decline when interest rates rise and inflation declines. Additionally, it is possible that the interest payments on inflation-indexed securities may be reduced to the point that there is not any net income to distribute.”
April 22, 2016

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453100 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2016
The following changes are effective immediately:
1. Please delete the second paragraph under “Fund Management,” and replace it with the following:
“Mark E. Durbiano, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013. Mr. Durbiano has been on the portfolio management team since inception managing the high-yield portion of the Fund's portfolio.”
2. Under the section “Fund Management,” add the following:
“Donald Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since April 2016.”
3. Under “Who Manages the Fund?,” under the section “Portfolio Management Information,” please delete the first paragraph under Mark E. Durbiano and replace it with the following:
“Mark E. Durbiano has been the Fund's Portfolio Manager since March 2013 and is the Head of the Bond Sector committee. He is responsible for focusing on asset and sector allocation. Mr. Durbiano is also the portfolio manager of the High Yield Affiliated Fund and has been since its inception in December of 1997. Mr. Durbiano joined Federated in 1982, is Head of Domestic High Yield Group, and he has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.”
4. Under “Who Manages the Fund?,” under the section “Portfolio Management Information,” add:
“Donald T. Ellenberger
Donald T. Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since April 2016 and is the Head of Multi-Sector Strategies. He is responsible for the day-to-day management, focusing on sector allocation and security selection. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A from Stanford University.”
The following changes are effective May 26, 2016:
1. Under the section “What are the Fund's Main Investment Strategies?,” replace the first sentence of the first paragraph with the following:
“The Fund allocates the portfolio of investments among the following three categories of the fixed-income market: domestic investment-grade (including, but not limited to, U.S. government, asset-backed, mortgage-backed, corporate, municipal and Risk Transfer Notes), domestic noninvestment-grade, including, but not limited to, corporate debt issues (also known as junk bonds and leveraged loans), MBS, municipal securities and agency Risk Transfer Notes and foreign investments (both investment-grade and noninvestment-grade, including, but not limited to, government and corporate investments traded in both emerging and developed markets, and trade finance).”
2. Under the section “What are the Fund's Main Investment Strategies?,” replace the fifth sentence of the first paragraph with the following:
“While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category up to 60% of its assets, except for the domestic investment-grade category, in which the Fund may invest up to 75% of its assets.”

3. Under the section “What are the Main Risks of Investing in the Fund?,” add:
“Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by government-sponsored enterprises (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
GSE Risk Transfer Notes Risk. The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Risk Transfer Notes are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers' payments under the Reference Obligations. Holders of the Risk Transfer Notes are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Risk Transfer Notes in accordance with their terms of issuance. The Risk Transfer Notes may be considered high risk and complex securities.
Risk of Investing in Inflation-Indexed Securities. As more fully described in this Prospectus, the value of inflation-indexed securities may decline when interest rates rise and inflation declines. Additionally, it is possible that the interest payments on inflation-indexed securities may be reduced to the point that there is not any net income to distribute.”
4. Under the section “What are the Fund's Investment Strategies?,” replace the first and second bullet points under the second paragraph with the following:
“Domestic investment-grade, fixed-income securities, including but not limited to U.S. government, asset-backed, mortgage-backed, corporate debt and municipal issues and Risk Transfer Notes;
Domestic noninvestment-grade debt securities including, but not limited to, corporate debt issues, MBS, municipal securities and Risk Transfer Notes;”
5. Under the section “What are the Fund's Investment Strategies?,” replace the first sentence under the third paragraph with the following:
“While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category up to 60% of its assets, except for the domestic investment-grade category, in which the Fund may invest up to 75% of its assets.”
6. Under the section “What are the Fund's Investment Strategies?,” replace the first sentence in the first paragraph under “Domestic Investment-Grade Category,” with the following:
“The Fund's investments in this category include, but are not limited to, U.S. government, asset-backed, mortgage-backed, corporate debt and municipal issues and Risk Transfer Notes.”
7. Under the section “What are the Fund's Investment Strategies?,” replace the first sentence under “Domestic Noninvestment-Grade Category,” with the following:
“The domestic noninvestment-grade debt securities include, but are not limited to, corporate debt issues (also known as “junk bonds” or “high-yield corporate bonds”), MBS, municipal securities, Risk Transfer Notes and investments in loans with respect to which a company rated below investment grade is the borrower (“leveraged loans”).”
8. Under the section “What are the Fund's Principal Investments?,” add:
“Municipal Securities (A Fixed-Income Security)
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

GSE Risk Transfer Notes
The Fund may invest in fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other GSEs. These obligations are referred to as “Risk Transfer Notes or Notes.” Typically, such Risk Transfer Notes are issued at par and have stated final maturities. The Risk Transfer Notes are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans held in various GSE-guaranteed MBS (“Reference Obligations”). The issuing GSE selects the pool of Reference Obligations based on that GSE's eligibility criteria. The performance of the Risk Transfer Notes will be directly affected by the selection of the Reference Obligations by the GSE. Such Risk Transfer Notes are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of Risk Transfer Notes will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.
While the structure of Risk Transfer Notes mimics the cash flows of a mezzanine securitized tranche, the Risk Transfer Notes are not directly linked to the Reference Obligations. Thus, the payment of principal and interest on the Risk Transfer Notes is tied to the performance of the pool of Reference Obligations. However, in no circumstances will the actual cash flow from the Reference Obligation be paid or otherwise made available to the holders of the Risk Transfer Notes. This is different than in the case of covered notes, where the issuer default would allow investors to have an additional lien on the underlying loans.
Inflation-Protected Securities (A Fixed-Income Security)
Inflation-protected securities are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls (“deflation”), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as TIPS, are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum coupon of 0%, and the principal value does not change.”
9. Under the section “What are the Specific Risks of Investing in the Fund?,” add:
“TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Other factors include the general conditions of the tax-exempt securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Like other issuers, there is no guarantee that the issuers of such securities will have sufficient revenues to satisfy their obligations (such as, for example, the payment of interest or principal when due). Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Such impairments may cause a downgrade in the credit ratings of such an issuer, or the securities issued or supported by it, and may cause such an issuer to defer payment of certain obligations, reduce or eliminate appropriations and/or default on its obligations.
Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of such issuers may continue or get worse. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability. As a result, in such situations, there would be heightened risk that there could be an interruption in payments to holders of tax-exempt securities in some cases. There also could be a reduction in the market value of the tax-exempt securities held by the Fund, which could adversely affect the Fund's net asset value or the distributions paid by the Fund.

MBS RISK
MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Fund to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. Hybrid ARMs also involve special risks. Like ARMs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period, interest rates rise above the interest rate limits of the hybrid ARM, the Fund will not benefit from further increases in interest rates. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.
MBS are subject to the risk that payments will not be made when due. Payments on MBS are primarily derived from the interest and principal payments of the underlying mortgages. Some MBS also have guarantees or other structural features that provide additional support for interest and principal payments on the MBS if payments on the underlying mortgages are not made. MBS are subject to the risks that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. The structure of certain CMO interests held by the Fund may cause the Fund to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments. See Credit Risks. MBS are most commonly issued or guaranteed by GSEs, but also may be issued or guaranteed by private entities, which generally entail greater risk. Certain MBS issued by GSEs are not backed by or entitled to the full faith and credit of the U.S. government, but are, however, supported through federal subsidies, loans or other benefits. The Fund also may invest in certain MBS issued by GSEs that have no explicit financial support, and are supported only by the credit of the applicable GSEs (in addition to the underlying mortgages and related debt service payments). The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other GSEs in the future. Although certain MBS are guaranteed as to timely payment of interest and principal by a GSE, the market price for such such securities is not guaranteed and will fluctuate. See “Credit Risk.”
GSE RISK TRANSFER NOTES RISK
The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Risk Transfer Notes are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers' payments under the Reference Obligations. Holders of the Risk Transfer Notes are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Risk Transfer Notes in accordance with their terms of issuance. The Risk Transfer Notes may be considered high risk and complex securities.
RISK OF INFLATION-PROTECTED BONDS
The value of inflation-protected bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. Generally, when real interest rates rise, the value of inflation-protected bonds will fall and the Fund's value may decline as a result of this exposure to these bonds. The greatest risk occurs when interest rates rise and inflation declines.”
April 22, 2016
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453099 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016
1. Under the section “Securities Descriptions and Techniques,” remove “Municipal Securities (A Fixed-Income Security)” as this disclosure has been moved to the Fund's Prospectus.
2. Under the section “Portfolio Manager Information,” add the following:
“The following information about the Fund's Portfolio Manager is provided as of March 31, 2016.
Donald T. Ellenberger, Portfolio Manager
Types of Accounts Managed by Don Ellenberger	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	4/$8.3 billion
Other Pooled Investment Vehicles	1/$2.2 billion
Other Accounts	7/$1.2 billion

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Don Ellenberger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund's benchmark (i.e., 35% Barclays Mortgage Backed Securities Index/40% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/25% Barclays Emerging Markets USD Aggregate Index) and versus the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of three IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. Although the performance of each fund/account is considered in calculating the annual incentive amount, the weighting of the IPP groups differ. The IPP group to which the Fund is assigned and the other fund/accounts in the same group receive a weighting that is greater than some of the funds/accounts and less than other funds/accounts in the other IPP groups. In addition, Mr. Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to Fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”
April 22, 2016

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453098 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.